Investor A C and Institutional [Member] Expense Example - Investor A, C and Institutional - BLACKROCK WEALTH LIQUID ENVIRONMENTALLY AWARE FUND	Mar. 31, 2026 USD ($)
INSTITUTIONAL
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	121
Expense Example, with Redemption, 5 Years	232
Expense Example, with Redemption, 10 Years	554
INVESTOR A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56	[1]
Expense Example, with Redemption, 3 Years	211	[1]
Expense Example, with Redemption, 5 Years	379	[1]
Expense Example, with Redemption, 10 Years	867	[1]
INVESTOR C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	232	[2]
Expense Example, with Redemption, 3 Years	471	[2]
Expense Example, with Redemption, 5 Years	834	[2]
Expense Example, with Redemption, 10 Years	$ 1,620	[2]

[1]	These expense figures do not reflect the imposition of the CDSC which may be deducted upon the redemption of Investor A Shares of the Fund received in an exchange transaction for Investor A Shares of an Investor A Load-Waived BlackRock Fund as described in the applicable prospectuses. No CDSC is deducted upon the redemption of Investor A Shares of the Fund that are not acquired by exchange.
[2]	Reflects assessment of applicable CDSC assuming Investor C Shares were acquired by exchange from Non-Money Market BlackRock Fund immediately after purchase of shares from such other fund.